Software and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Software and Equipment, Net [Abstract]
Schedule of Software and Equipment, Net	Software and equipment, net, consisted of the following:
	December 31,
	2022	2023
Cost
Computer software (i)	16,523	22,410
Electronic equipment	10,587	13,161
Vehicles	979	891
Office equipment and furniture	184	180
Leasehold improvements	762	40
Others	733	711
Total	29,768	37,393
Less: accumulated depreciation	(11,277)	(14,927)
Software and equipment, net	$18,491	22,466
(i)

In 2022, hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets. Cost of hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capability for internal-used software platforms which provide auto services and auto eInsurance service to customers, and Software-As-A-Service (“SaaS”) products which are provided to business partners as technology services.